Schedule of Investments

ARK Genomic Revolution ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.7%

Biotechnology - 64.7%
Absci Corp.*	3,278,030	$15,537,862
Amgen, Inc.	51,666	14,153,384
Arcturus Therapeutics Holdings, Inc.*†	1,762,386	45,064,210
Beam Therapeutics, Inc.*	2,150,437	45,632,273
CareDx, Inc.*†	5,867,440	45,531,334
Compass Pathways PLC (United Kingdom)*(a)	2,162,266	18,530,620
CRISPR Therapeutics AG (Switzerland)*	1,742,077	92,312,660
Exact Sciences Corp.*	1,163,135	69,032,062
Incyte Corp.*	410,162	21,348,932
Intellia Therapeutics, Inc.*	2,409,740	51,568,436
Ionis Pharmaceuticals, Inc.*	1,400,136	57,769,611
Moderna, Inc.*	390,885	43,118,524
Natera, Inc.*	82,822	7,692,507
Nurix Therapeutics, Inc.*	2,635,722	31,681,378
Prime Medicine, Inc.*	3,043,384	14,973,449
Recursion Pharmaceuticals, Inc., Class A*	9,203,099	71,968,234
Regeneron Pharmaceuticals, Inc.*	17,766	15,823,466
Repare Therapeutics, Inc. (Canada)*†	2,705,685	8,387,624
Senti Biosciences, Inc.*	1,859,457	669,405
Twist Bioscience Corp.*	2,846,781	88,904,971
Veracyte, Inc.*	1,968,717	38,527,792
Vertex Pharmaceuticals, Inc.*	88,760	34,865,816
Verve Therapeutics, Inc.*	3,021,078	18,156,679
Total Biotechnology		851,251,229

Chemicals - 3.6%
Ginkgo Bioworks Holdings, Inc.*	52,985,237	47,215,145

Electronic Equipment, Instruments & Components - 1.7%
908 Devices, Inc.*†	4,050,453	23,087,582

Health Care Equipment & Supplies - 1.8%
Butterfly Network, Inc.*†	11,300,910	8,770,636
Cerus Corp.*	8,231,595	13,746,764
Total Health Care Equipment & Supplies		22,517,400

Health Care Providers & Services - 3.8%
Accolade, Inc.*†	5,614,198	42,836,331
Guardant Health, Inc.*	361,276	6,502,968
Total Health Care Providers & Services		49,339,299

Health Care Technology - 10.8%
Schrodinger, Inc.*	2,519,472	61,424,727
Teladoc Health, Inc.*	3,398,936	43,336,434
Veeva Systems, Inc., Class A*	187,091	37,148,789
Total Health Care Technology		141,909,950

Life Sciences Tools & Services - 12.2%
10X Genomics, Inc., Class A*	1,703,594	49,881,233
Adaptive Biotechnologies Corp.*†	10,572,246	27,699,284
Pacific Biosciences of California, Inc.*	12,135,762	20,024,007
Personalis, Inc.*†	6,542,887	9,618,044
Quantum-Si, Inc.*†	12,775,323	20,568,270
Standard BioTools, Inc.*	13,046,217	32,354,618
Total Life Sciences Tools & Services		160,145,456

Software - 1.1%
UiPath, Inc., Class A*	770,849	14,623,005
Total Common Stocks
(Cost $4,921,542,927)		1,310,089,066
MONEY MARKET FUND–0.0%(b)
Goldman Sachs Financial Square Treasury Obligations Fund, 5.16% (c)
(Cost $534,812)	534,812	534,812
Total Investments–99.7%
(Cost $4,922,077,739)		1,310,623,878

Investments	Shares	Value
Other Assets in Excess of Liabilities–0.3%		$4,307,406
Net Assets–100.0%		$1,314,931,284

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of April 30, 2024.

Schedule of Investments (continued)

ARK Genomic Revolution ETF

April 30, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2024	Value ($) at 4/30/2024
Common Stocks — 17.6%
Biotechnology — 7.5%
Arcturus Therapeutics Holdings, Inc.
68,837,324	28,041,012	(35,329,247)	(2,479,147)	(14,005,732)	–	–	1,762,386	45,064,210
CareDx, Inc.
75,455,294	27,710,372	(37,642,216)	(6,639,616)	(13,352,500)	–	–	5,867,440	45,531,334
Compass Pathways PLC ^
23,469,503	9,384,746	(12,904,199)	240,000	(1,659,430)	–	–	2,162,266	18,530,620
Nurix Therapeutics, Inc. ^
22,662,383	18,538,574	(17,262,740)	3,447,716	4,295,445	–	–	2,635,722	31,681,378
Repare Therapeutics, Inc.
24,961,228	10,726,419	(10,759,364)	(1,113,405)	(15,427,254)	–	–	2,705,685	8,387,624
Twist Bioscience Corp. ^
72,213,227	51,007,206	(54,175,263)	3,989,511	15,870,290	–	–	2,846,781	88,904,971
Electronic Equipment, Instruments & Components — 1.7%
908 Devices, Inc.
28,538,589	17,856,132	(17,237,903)	(1,380,351)	(4,688,885)	–	–	4,050,453	23,087,582
Health Care Equipment & Supplies — 0.7%
Butterfly Network, Inc.
33,824,279	6,182,214	(8,674,408)	(2,346,050)	(20,215,399)	–	–	11,300,910	8,770,636
Health Care Providers & Services — 3.3%
Accolade, Inc.
89,210,554	35,919,188	(40,933,385)	187,275	(41,547,301)	–	–	5,614,198	42,836,331
Health Care Technology — 0.0%
Schrodinger, Inc. ^
183,463,620	39,246,444	(69,972,053)	(24,962,193)	(66,351,091)	–	–	2,519,472	61,424,727
Life Sciences Tools & Services — 4.4%
Adaptive Biotechnologies Corp.
93,226,864	30,184,519	(30,407,716)	(4,475,182)	(60,829,201)	–	–	10,572,246	27,699,284
Codexis, Inc. ^
12,541,558	120,195	(6,342,749)	(62,218,482)	55,899,478	–	–	–	–
Personalis, Inc.
13,973,286	6,217,515	(5,554,992)	(220,761)	(4,797,004)	–	–	6,542,887	9,618,044
Quantum-Si, Inc.
57,609,356	11,694,609	(15,214,103)	(579,617)	(32,941,975)	–	–	12,775,323	20,568,270
SomaLogic, Inc. ^
32,105,075	9,611,803	(123,265,544)	(63,466)	81,612,132	–	–	–	–
Standard BioTools, Inc. ^
–	123,315,453	(13,217,413)	87,597	(77,831,019)	–	–	13,046,217	32,354,618
$832,092,140	$425,756,401	$(498,893,295)	$(98,526,171)	$(195,969,446)	$–	$–	84,401,986	$464,459,629

^	As of April 30, 2024, the company was no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schedule of Investments (continued)

ARK Genomic Revolution ETF

April 30, 2024 (Unaudited)

The following is a summary of the valuations as of April 30, 2024, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,310,089,066	$–	$–	$1,310,089,066
Money Market Fund	534,812	–	–	534,812
Total	$1,310,623,878	$–	$–	$1,310,623,878

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.